Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset Net

Intangible asset, net consists of the following:

(in thousands)	December 31, 2023	December 31, 2022
Capitalized software costs	$15	$-
Xepi® license	4,600	$4,600
Less: Accumulated amortization	(1,986)	(1,568)
Intangible asset, net	$2,629	$3,032